Fees and Expenses	Dec. 30, 2025 USD ($)
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 44 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	1.00%
Other expenses	0.05	0.05	0.05	0.11	0.12%	0.02%	0.04
Acquired (underlying) fund fees and expenses	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.59	1.33	0.58	0.64	0.40	0.30	1.32

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.24%	none	none	none
Other expenses	0.24	0.22	0.18	0.11	0.11%	0.08%	0.02%
Acquired (underlying) fund fees and expenses	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	1.27	1.10	0.96	0.63	0.39	0.36	0.30
Fee waiver	none	none	0.01[2]	none	none	none	none
Total annual fund operating expenses after fee waiver	1.27	1.10	0.95	0.63	0.39	0.36	0.30

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least January 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$632	$235	$308	$65	$41	$31	$134	$129	$112
3 years	753	421	431	205	128	97	418	403	350
5 years	885	729	566	357	224	169	723	697	606
10 years	1,270	1,398	958	798	505	381	1,590	1,534	1,340

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$97	$64	$40	$37	$31		1 year	$135
3 years	305	202	125	116	97		3 years	421
5 years	530	351	219	202	169		5 years	729
10 years	1,177	786	493	456	381		10 years	1,398

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$97	$64	$40	$37	$31		1 year	$135
3 years	305	202	125	116	97		3 years	421
5 years	530	351	219	202	169		5 years	729
10 years	1,177	786	493	456	381		10 years	1,398

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 44 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	1.00%
Other expenses	0.04	0.04	0.03	0.11	0.10%	0.02%	0.03
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	0.59	1.33	0.57	0.65	0.39	0.31	1.32

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.20	0.19	0.13	0.07	0.21%	0.07%	0.02%
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	1.24	1.08	0.92	0.61	0.50	0.36	0.31
Fee waiver	none	none	none	none	0.03[2]	none	none
Total annual fund operating expenses after fee waiver	1.24	1.08	0.92	0.61	0.47	0.36	0.31

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least January 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$632	$235	$307	$66	$40	$32	$134	$126	$110
3 years	753	421	428	208	125	100	418	393	343
5 years	885	729	560	362	219	174	723	681	595
10 years	1,270	1,398	946	810	493	393	1,590	1,500	1,317

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$94	$62	$48	$37	$32		1 year	$135
3 years	293	195	157	116	100		3 years	421
5 years	509	340	277	202	174		5 years	729
10 years	1,131	762	625	456	393		10 years	1,398

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$94	$62	$48	$37	$32		1 year	$135
3 years	293	195	157	116	100		3 years	421
5 years	509	340	277	202	174		5 years	729
10 years	1,131	762	625	456	393		10 years	1,398

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 44 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.27%	1.00%	0.25%	0.25%	none	none	1.00%
Other expenses	0.04	0.04	0.03	0.12	0.11%	0.02%	0.04
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.61	1.34	0.58	0.67	0.41	0.32	1.34

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.09	0.21	0.11	0.02	0.15%	0.08%[3]	0.02%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.14	1.11	0.91	0.57	0.45	0.38	0.32
Fee waiver	none	none	0.01[2]	none	none	none	none
Total annual fund operating expenses after fee waiver	1.14	1.11	0.90	0.57	0.45	0.38	0.32

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least January 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

[3] Restated to reflect current fees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$634	$236	$308	$68	$42	$33	$136	$116	$113
3 years	759	425	431	214	132	103	425	362	353
5 years	896	734	566	373	230	180	734	628	612
10 years	1,293	1,412	958	835	518	406	1,613	1,386	1,352

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$92	$58	$46	$39	$33		1 year	$136
3 years	289	183	144	122	103		3 years	425
5 years	503	318	252	213	180		5 years	734
10 years	1,119	714	567	480	406		10 years	1,412

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$92	$58	$46	$39	$33		1 year	$136
3 years	289	183	144	122	103		3 years	425
5 years	503	318	252	213	180		5 years	734
10 years	1,119	714	567	480	406		10 years	1,412

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%